UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04632

The European Equity Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

The European Equity Fund, Inc.

Schedule of Investments                                                                     as of September 30, 2016 (Unaudited)

	Shares	Value ($)
Common Stocks 99.5%
Germany 20.2%
Aerospace & Defense 2.1%
MTU Aero Engines AG	16,000	1,619,027

Automobiles 2.2%
Daimler AG (Registered)	24,000	1,691,213

Diversified Financial Services 0.9%
Deutsche Boerse AG	8,600	671,346

Chemicals 3.3%
Evonik Industries AG	29,000	980,715
Wacker Chemie AG	18,000	1,516,995
		2,497,710
Construction & Engineering 2.2%
HOCHTIEF AG	12,000	1,692,966

Insurance 2.8%
Allianz SE (Registered)	14,000	2,078,171

Pharmaceuticals 3.3%
Merck KGaA	23,000	2,478,804

Software 3.4%
SAP SE	28,000	2,546,034

Total Germany (Cost $14,312,184)		15,275,271

Switzerland 17.6%
Biotechnology 2.3%
Actelion Ltd. (Registered)*	10,000	1,735,273

Building Products 2.3%
Geberit AG (Registered)	4,000	1,755,494

Capital Markets 3.3%
Partners Group Holding AG	4,900	2,477,045

Chemicals 2.9%
Syngenta AG*	5,025	2,201,140

Life Sciences Tools & Services 2.0%
Lonza Group AG (Registered)*	8,000	1,531,827

Marine 2.1%
Kuehne + Nagel International AG (Registered)	10,746	1,563,175

Specialty Retail 2.7%
Dufry AG (Registered)*	16,000	2,007,222

Total Switzerland (Cost $10,904,277)		13,271,176

Netherlands 14.1%
Banks 2.5%
ING Groep NV	150,000	1,852,419

Beverages 3.4%
Heineken NV	29,000	2,551,911

Oil, Gas & Consumable Fuels 2.8%
Royal Dutch Shell PLC "B"	82,000	2,127,001

Semiconductors & Semiconductor Equipment 2.6%
ASML Holding NV	18,000	1,975,937

	Shares	Value ($)
Specialty Retail 2.8%
GrandVision NV 144A	76,000	2,113,680

Total Netherlands (Cost $10,267,052)		10,620,948

France 12.9%
Commercial Services & Supplies 2.1%
Edenred	68,000	1,590,507

Construction & Engineering 2.0%
Vinci SA	20,000	1,530,929

Energy Equipment & Services 2.1%
Technip SA	25,891	1,590,553

Health Care Equipment & Supplies 1.9%
Essilor International SA	11,271	1,453,968

Insurance 2.1%
AXA SA	74,000	1,574,933

Media 2.7%
Lagardere SCA	80,000	2,037,493

Total France (Cost $8,747,374)		9,778,383

United Kingdom 8.2%
Household Products 2.9%
Reckitt Benckiser Group PLC	23,000	2,170,397

Media 2.6%
WPP PLC	84,000	1,979,212

Wireless Telecommunication Services 2.7%
Vodafone Group PLC	700,000	2,016,217

Total United Kingdom (Cost $6,045,956)		6,165,826

Sweden 7.9%
Commercial Services & Supplies 3.3%
Securitas AB "B"	147,000	2,466,293

Household Products 2.6%
Svenska Cellulosa AB SCA "B"	65,000	1,932,330

Machinery 2.0%
SKF AB "B"	89,245	1,542,082

Total Sweden (Cost $5,323,693)		5,940,705

Denmark 6.9%
Chemicals 2.5%
Chr Hansen Holding A/S	32,000	1,902,405

Marine 2.3%
AP Moeller - Maersk A/S "B"	1,200	1,759,967

Pharmaceuticals 1.1%
Novo Nordisk A/S "B"	19,241	799,555

Textiles, Apparel & Luxury Goods 1.0%
Pandora A/S	6,500	785,602

Total Denmark (Cost $5,358,768)		5,247,529

Spain 5.8%
Construction & Engineering 2.8%
Ferrovial SA	100,000	2,129,412

	Shares	Value ($)
Electric Utilites 3.0%
Red Electrica Corp SA	104,000	2,244,388

Total Spain (Cost $4,028,600)		4,373,800

Ireland 3.9%
Airlines 1.3%
Ryanair Holdings PLC	71,000	971,753

Food Products 2.6%
Kerry Group PLC "A"	24,000	1,975,195

Total Ireland (Cost $3,043,390)		2,946,948

Belgium 2.0%
Banks 2.0%
KBC Groep NV* (Cost $1,463,072)	26,000	1,513,983

Total Common Stocks 99.5% (Cost $69,494,366)		75,134,569

Cash Equivalents 0.3%
Deutsche Central Cash Management Government Fund, 0.42% (Cost $188,951) (a)	188,951	188,951

	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $69,683,317)**	99.8	75,323,520
Other Assets and Liabilities, Net	0.2	199,369
Net Assets	100.0	75,522,889

*	Non-income producing security.
**	The cost for federal income tax purposes was $69,701,476. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $5,622,044. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $ 9,911,377 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,289,333.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)
Germany	$15,275,271	$—	$—	$15,275,271
Switzerland	13,271,176	—	—	13,271,176
Netherlands	10,620,948	—	—	10,620,948
France	9,778,383	—	—	9,778,383
United Kingdom	6,165,826	—	—	6,165,826
Sweden	5,940,705	—	—	5,940,705
Denmark	5,247,529	—	—	5,247,529
Spain	4,373,800	—	—	4,373,800
Ireland	2,946,948	—	—	2,946,948
Belgium	1,513,983	—	—	1,513,983
Short-Term Instruments (b)	188,951	—	—	188,951
Total	$75,323,520	$—	$—	$75,323,520

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.

(b) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016